Note 8 - Leases - Lease Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term – operating leases in years (Year)	3 years 1 month 28 days	4 years 2 months 1 day
Weighted average discount rate – operating leases	13.00%	13.00%